Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Other Borrowings

A summary of other borrowings in 2015 follows ($ in thousands):

2015
Balance outstanding at year-end	0
Average balance outstanding during the year	$1,223
Average interest rate paid	1.0%
Maximum amount outstanding at any month-end during the year	$2,661
Pledged securities at year-end	0